Financial Risk Management - Summary of Changes in Equity and Earnings from Interest Rate Risk (Details) - Kookmin Bank - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Scenario 1 (Parallel Rise)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in the economic value of equity capital	₩ 830,102	₩ 1,211,285
Changes in net interest income	205,111	494,957
Scenario 2 (Parallel Decline)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in the economic value of equity capital	0	0
Changes in net interest income	0	0
Scenario 3 (Short-Term Decline, Long-Term Rise)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in the economic value of equity capital	398,065	338,439
Scenario 4 (Short-Term Rise, Long-Term Decline)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in the economic value of equity capital	447,275	620,553
Scenario 5 (Short-Term Rise)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in the economic value of equity capital	540,388	901,087
Scenario 6 (Short-Term Decline)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in the economic value of equity capital	132,113	90,869
Maximum of 6 scenarios
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in the economic value of equity capital	830,102	1,211,285
Changes in net interest income	205,111	494,957
Basic Capital
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in the economic value of equity capital	₩ 35,059,009	₩ 33,478,665